PENSION AND POST-RETIREMENT BENEFIT PLANS - Pension Plans with Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,632	$ 4,939
Accumulated benefit obligation	3,632	4,290
Fair value of plan assets	0	0
International
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	3,938	4,419
Accumulated benefit obligation	3,938	4,419
Fair value of plan assets	$ 0	$ 0